Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Investment	Dec. 31, 2013 Investment
Schedule of Available-for-sale Securities [Line Items]
Document Period End Date	Dec. 31, 2014
Proceeds from maturities, calls and principal	$ 19,662	$ 16,589
Gross gains	203	908
Gross losses	(98)	(190)
Securities (Textual) [Abstract]
Securities pledged, carrying amount	40,241	57,714
Holding of securities	0	0
Percentage of equity	10.00%	10.00%
Number of investment in unrealized loss position	86	122
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 71,457	$ 97,429
Available-for-Sale Securities Continuous Unrealized Loss Position Percentage	46.00%	59.30%
Number of investment in unrealized loss position for less than one year	32	110
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	54	12